SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Disclosure Of Interest And Income Taxes Paid

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Interest paid	$129	$136	$289	$203
Income taxes paid	$40	$32	$282	$242

Disclosure Of Changes In Non-cash Working Capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Accounts receivable	$(15)	$(25)	$(25)	$(44)
Accounts payable and other	80	85	(91)	39
Changes in non-cash working capital, net	$65	$60	$(116)	$(5)